UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Global Financials Fund L.P.

Address:  c/o Fortis Prime Fund Solutions Administration
          Services (Ireland) Limited
          Fortis House, Park Lane
          Spencer Dock, Dublin 1
          Ireland

13F File Number: 028-12718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited Partnership
          as investment adviser
By:       Lansdowne Partners Limited,
          its general partner
By:       Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock               London, England             August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

      028-11089            Lansdowne Partners Limited Partnership
      ---------            ---------------------------------------




SK 02575 0009 1017149